Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Offerings

The table below sets forth the details of each of these offerings:

Investor	Effective Date of Purchase	Shares Purchased	Net Proceeds to the Company

Geveran Investments Ltd.	May 11, 2011	6,250,000	$23.8 million

Al Bawardi Enterprises	May 16, 2011	324,982	$1.2 million

LSGC Holdings	May 26, 2011	3,750,000	$14.4 million

Schedule of Warrants for the Purchase of Common Stock

As of June 30, 2012, the following warrants for the purchase of common stock were outstanding:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date
Investors in March 2007 private placement	Private Placement A Warrants	1,726,249	$1.18	July 5, 2012 through November 5, 2012
Investors in rights offering	Series D Warrants	1,240,798	$5.57 to $5.59	March 3, 2022 through April 19, 2022
The Home Depot	Purchasing agreement	5,123,715	$1.95	2014 through 2018
RW LSG Management Holdings LLC	Riverwood Warrant	18,092,511	Variable	May 25, 2022

		26,183,273

As of December 31, 2011, the Company had the following warrants outstanding for the purchase of common stock:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date

Investors in March 2007 private placement	Private Placement A Warrants	2,966,157	$1.60	March 9, 2012 through November 5, 2012

Line of credit guarantors	Financing guarantees	27,625	$6.00	January 22, 2012 through March 5, 2012

Investors in rights offering	Series D Warrants	1,171,044	$5.90 to $5.92	March 3, 2022 through April 19, 2022

The Home Depot	Purchasing agreement	5,000,000	$2.00	December 31, 2014 through December 31, 2018

		9,164,826